Note 19 - Tax assets and liabilities - Deferred Taxes - Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities Abstract
Deferred tax assets at the beginning	€ 14,725	€ 16,391	€ 15,878
Changes On The Exercise Assets Abstract
Pensions Deferred Tax Assets	10	(795)	168
Portfolio Deferred Tax Assets	(52)	82	(103)
Other Assets Deferred Tax Assets	(55)	(305)	108
Impairment Losses Deferred Tax Assets	370	(385)	44
Other Deferred Tax Assets	120	(366)	255
Secured Tax Deferred Tax Assets	(70)	2	(105)
Tax Losses Deferred Tax Assets	268	101	146
Change for Income Tax and Other Taxes Deferred Tax Assets	0	0	0
Deferred tax assets at the end	€ 15,316	€ 14,725	€ 16,391